UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BIF Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$3,223,233,717
Total Investments (Cost - $3,223,233,717) – 99.5%	3,223,233,717
Other Assets Less Liabilities– 0.5%	16,593,034
Net Assets – 100.0%	$3,239,826,751

BIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $3,223,233,717 and 82.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

BIF TAX-EXEMPT FUND	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
Huntsville IDB, Refunding RB, VRDN, AMT (Federal Home Loan Bank LOC), 0.25%, 1/06/12 (a)	$2,115	$2,115,000
Mobile Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank LOC), 0.08%, 1/06/12	5,400	5,400,000
Series B, 0.08%, 1/06/12	5,290	5,290,000
University of Alabama, RB, ROCS, VRDN, Series II-R-12295 (Citibank NA SBPA), (BHAC), 0.10%, 1/06/12 (a)(b)(c)	28,710	28,710,000
		41,515,000
Alaska — 0.6%
City of Valdez Alaska, Refunding RB, VRDN, Philips Project, Series C, 0.15%, 1/06/12 (a)	24,400	24,400,000
Arizona — 1.4%
Maricopa County IDA Arizona, Refunding RB, VRDN, Villas Salonas Apartments, Series A, AMT (Fannie Mae), 0.12%, 1/06/12 (a)	6,200	6,200,000
Maricopa County Public Finance Corp. Arizona, RB, FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA SBPA), 0.10%, 1/06/12 (a)(b)	5,440	5,440,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC) (a):
0.11%, 1/06/12	13,655	13,655,000
0.11%, 1/06/12	29,280	29,280,000
		54,575,000
California — 8.4%
Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area, Series E-1 (Bank of Tokyo-Mitsubishi UFJ LOC), 0.04%, 1/06/12 (a)	16,600	16,600,000
California School Cash Reserve Program Authority, RB, Series P, 2.50%, 1/31/12	8,300	8,311,515
City of Los Angeles California, GO, TRAN:
2.50%, 2/29/12	7,300	7,326,814
2.50%, 3/30/12	4,600	4,625,020
2.50%, 4/30/12	12,500	12,590,095
County of Los Angeles California, GO, TRAN:
Series A, 2.50%, 2/29/12	6,800	6,824,547
Series B, 2.50%, 3/30/12	15,800	15,884,741
Series C, 2.50%, 6/29/12	8,700	8,790,480
County of Riverside, GO, TRAN, Series B, 2.00%, 6/29/12	5,300	5,344,123
East Bay Municipal Utility District, ECN, 0.18%, 2/17/12	31,500	31,500,000

Municipal Bonds	Par (000)	Value
California (concluded)
Golden State Tobacco Securitization Corp. California, RB, FLOATS, VRDN, Series 2215 (Morgan Stanley Bank Liquidity Facility), 0.21%, 1/06/12 (a)(b)(c)	$22,500	$22,500,000
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN (a)(b)(c):
Series 2040 (Morgan Stanley Municipal Funding Guarantee Agreement and Liquidity Facility), 0.21%, 1/06/12	8,000	8,000,000
Series 2954 (Morgan Stanley Bank Liquidity Facility), 0.20%, 1/06/12	1,170	1,170,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1, 0.03%, 1/06/12 (a)	95,340	95,340,000
Napa Valley Unified School District, GO, TRAN, 2.00%, 6/29/12	6,500	6,554,767
San Jose California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3923, (JPMorgan Chase Bank SBPA), (AGM), 0.20%, 1/06/12 (a)(c)	3,500	3,500,000
San Mateo Union High School District California, GO, ROCS, VRDN, Series II- R-11578FB (PB Capital Corp. SBPA), (AGC), 0.30%, 1/06/12 (a)(b)(c)	9,460	9,460,000
South Coast Local Education Agencies, RB, Pooled TRAN, Series A, 2.00%, 5/15/12	8,000	8,047,844
Southern California Public Power Authority, Refunding RB, VRDN, Series A, (AGM), 0.09%, 1/06/12 (a)	10,400	10,400,000
State of California, RAN, Series A2, 2.00%, 6/26/12	46,500	46,863,479
		329,633,425
Colorado — 0.6%
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F, Series C-4 (Federal Home Loan Bank SBPA), 0.11%, 1/06/12 (a)	4,330	4,330,000
County of Moffat Colorado, RB, VRDN (Wells Fargo Bank NA LOC), 0.10%, 1/06/12 (a)	16,355	16,355,000
Sheridan Redevelopment Agency, Refunding RB, VRDN (JPMorgan Chase Bank LOC), 0.18%, 1/06/12 (a)	3,400	3,400,000
		24,085,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 1.5%
Connecticut Housing Finance Authority, RB, VRDN (a):
Housing Mortgage Finance Program, Series G, Mandatory Put Bonds, 0.33%, 11/15/12	$1,025	$1,025,000
Sub-Series A-1, 0.07%, 1/03/12	17,080	17,080,000
Sub-Series A-1, 0.30%, 7/25/12	10,500	10,500,000
Sub-Series F-1 (JPMorgan Chase Bank SBPA), 0.07%, 1/03/12	14,310	14,310,000
Connecticut State Development Authority, RB, VRDN, AMT (Bank of Montreal LOC), 0.10%, 1/06/12 (a)	6,100	6,100,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Hotchkiss School, Series A (Northern Trust Co. SBPA), 0.04%, 1/06/12	8,000	8,000,000
Regional School District No. 18, GO, BAN, 1.50%, 1/10/12	1,500	1,500,472
		58,515,472
District of Columbia — 1.2%
District of Columbia, GO, VRDN, Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-463 (Deutsche Bank AG SBPA), (AGM), 0.26%, 1/06/12 (a)(b)(c)	8,337	8,337,000
District of Columbia, GO, VRDN, FLOATS, Series 1920 (Wells Fargo Bank NA LOC, Wells Fargo Bank NA SBPA), 0.10%, 1/06/12 (a)(b)	16,125	16,125,000
Washington Convention Center Authority, Refunding RB, FLOATS, VRDN, (Morgan Stanley Bank Liquidity Facility), (BHAC) (a):
Series 1730, 0.17%, 1/06/12	6,665	6,665,000
Series 1731, 0.17%, 1/06/12	6,665	6,665,000
Series 1736, 0.17%, 1/06/12	7,830	7,830,000
		45,622,000
Florida — 3.5%
Brevard County Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.17%, 1/06/12 (a)	8,085	8,085,000
County of St. John’s Florida, RB, VRDN (a)(b):
Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-486 (Deutsche Bank AG SBPA), 0.26%, 1/06/12 (c)	8,857	8,857,000
ROCS, Series II-R-755PB (PB Capital Corp. SBPA), 0.30%, 1/06/12	17,985	17,985,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.15%, 1/06/12 (a)	$6,700	$6,700,000
Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12288 (Citibank NA SBPA), 0.10%, 1/06/12 (a)(b)(c)	8,000	8,000,000
Fort Pierce Redevelopment Agency, Eclipse Funding Trust, Tax Allocation Bonds, VRDN, Series 2006-0130, Solar Eclipse (US Bank NA LOC), 0.12%, 1/06/12 (a)(b)(c)	3,880	3,880,000
Hillsborough County Housing Finance Authority, HRB, VRDN, Brandon, Series A, AMT (Fannie Mae), 0.12%, 1/06/12 (a)	5,340	5,340,000
Jacksonville Electric Authority Florida, Refunding RB, VRDN, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.11%, 1/06/12 (a)	6,155	6,155,000
Manatee County Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae), 0.12%, 1/06/12 (a)	11,200	11,200,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle Tax- Exempt Trust, Series 2007-0145, Class A, (Citibank NA SBPA), (BHAC), 0.11%, 1/06/12 (a)(b)	11,300	11,300,000
Orlando Utilities Commission, RB, VRDN:
ROCS, Series II-R-11818PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)(c)	25,965	25,965,000
Series A, 0.21%, 7/30/12	7,600	7,600,000
Palm Beach County Educational Facilities Authority, Refunding RB, VRDN, Educational Facilities, Atlantic University Inc. (Bank of America NA LOC), 0.13%, 1/06/12 (a)	9,135	9,135,000
University of South Florida Research Foundation Inc., RB, VRDN, University Technology Center Research (Bank of America NA LOC), 0.16%, 1/06/12 (a)	7,000	7,000,000
		137,202,000
Georgia — 1.4%
Main Street Natural Gas Inc., RB, VRDN, Series A (Royal Bank of Canada SBPA), 0.09%, 1/06/12 (a)	20,685	20,685,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust LOC), 0.10%, 1/06/12 (a)	5,000	5,000,000
State of Georgia, GO, ROCS, VRDN, Series II-R-11536PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)	25,890	25,890,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	2

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Whitfield County Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project, AMT (Wachovia Bank NA LOC), 0.28%, 1/06/12 (a)	$3,100	$3,100,000
		54,675,000
Illinois — 5.8%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series 5001 (Rabobank International LOC), 0.19%, 1/06/12 (a)(b)(c)	11,750	11,750,000
Chicago Transit Authority, COP, ROCS, VRDN, Series II-R-11786 (Citibank NA SBPA), (AGC), 0.30%, 1/06/12 (a)(b)(c)	7,265	7,265,000
City of Chicago Illinois, RB, VRDN (a):
0.08%, 1/03/12	9,960	9,960,000
Deutsche Bank SPEARS/LIFERS Trust, Series DB-502 (Deutsche Bank AG SBPA), (AGM),0.26%, 1/06/12 (c)	40,800	40,800,000
Deutsche Bank SPEARS/LIFERS Trust, Series DBE-534 (JPMorgan Chase Bank SBPA), 0.26%, 1/06/12 (c)	2,215	2,215,000
Second Lien, Sub-Series 2000-1, 0.08%, 1/03/12	19,200	19,200,000
City of Chicago Illinois O’Hare International Airport, RB, VRDN, Third Lien, Series D (Barclays Bank LOC), 0.09%, 1/06/12 (a)	7,000	7,000,000
Illinois Finance Authority, RB, VRDN (a):
Northwestern University, Sub- Series 2008-A, Mandatory Put Bonds, 0.43%, 3/01/12	3,800	3,800,000
Revolving Fund Pooled, Series D (Bank One Illinois NA LOC), 0.10%, 1/06/12	3,100	3,100,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.09%, 1/06/12 (c)	3,150	3,150,000
Elmhurst Memorial Healthcare, Series B (JPMorgan Chase Bank LOC), 0.06%, 1/03/12	4,410	4,410,000
Resurrection Health, Series B (JPMorgan Chase Bank LOC), 0.07%, 1/03/12	15,000	15,000,000
Illinois State Health Facilities Authority, RB, VRDN, Evanston Hospital Corp. (Wells Fargo Bank NA SBPA), 0.06%, 1/06/12 (a)	40,855	40,855,000

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois State Toll Highway Authority, RB, VRDN, Senior Priority (a):
Series A-1A (JPMorgan Chase Bank SBPA), (AGM), 0.13%, 1/06/12	$40,200	$40,200,000
Series A-2A (Bank of Tokyo- Mitsubishi UFJ LOC), 0.09%, 1/06/12	7,700	7,700,000
University of Illinois, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0124, Class A (Citibank NA SBPA), 0.10%, 1/06/12 (a)(b)(c)	10,000	10,000,000
		226,405,000
Indiana — 2.2%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.20%, 1/06/12 (a)	4,400	4,400,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics Inc., AMT (Comerica Bank LOC), 0.20%, 1/06/12 (a)	3,555	3,555,000
Indiana Finance Authority, RB, VRDN (a):
0.06%, 1/03/12	13,400	13,400,000
Lease Appropriation, Series A-1 (Comerica Bank LOC), 0.08%, 1/03/12	3,300	3,300,000
Lease Appropriation, Series A- 1, AMT, 0.06%, 1/03/12	23,000	23,000,000
Lease Appropriation, Series A-2 (JPMorgan Chase Bank NA SBPA), 0.06%, 1/03/12	14,400	14,400,000
Indianapolis Local Public Improvement Bond Bank, RB, ROCS, VRDN, Series II-R-11779 (Citibank NA SBPA), (AGC), 0.22%, 1/06/12 (a)(b)(c)	24,825	24,825,000
		86,880,000
Iowa — 0.5%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.25%, 1/06/12 (a)	3,205	3,205,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN, Private College Facility, Loras College Project (LaSalle Bank NA LOC), 0.10%, 1/03/12 (a)	11,260	11,260,000
Iowa State Special Obligations, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 13B-C-D (Barclays Bank PLC Liquidity Facility), 0.12%, 1/06/12 (a)(b)(c)	6,200	6,200,000
		20,665,000
Kansas — 0.4%
City of Topeka, GO, BAN, Series A, 1.25%, 10/01/12	14,000	14,094,704

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas (concluded)
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank SBPA), (Ginnie Mae), 0.16%, 1/06/12 (a)(b)(c)	$3,630	$3,630,000
		17,724,704
Kentucky — 0.4%
County of Boyd Kentucky, RB, VRDN, Air Products & Chemicals Project, AMT, 0.14%, 1/06/12 (a)	3,775	3,775,000
Kentucky Economic Development Finance Authority, Refunding RB, VRDN, FLOATS, Series 2980 (Morgan Stanley Bank Liquidity Facility), 0.16%, 1/06/12 (a)(c)	10,500	10,500,000
		14,275,000
Louisiana — 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.29%, 1/06/12	4,000	4,000,000
Go To The Show, Series A (Federal Home Loan Bank LOC), 0.11%, 1/06/12	5,305	5,305,000
Honeywell International Inc. Project, AMT, 0.30%, 1/06/12	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.26%, 1/06/12 (a)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, First State, Loop LLC, Series A (JPMorgan Chase Bank LOC), 0.07%, 1/03/12 (a)	20,560	20,560,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Projects, 0.08%, 1/06/12 (a)	2,850	2,850,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.25%, 1/06/12 (a)	10,100	10,100,000
Parish of St. James Louisiana, RB, VRDN, Nucor Steel LLC Project, Series B-1 (Nucor Corp. Liquidity Facility), 0.11%, 1/06/12 (a)	13,000	13,000,000
		69,315,000

Municipal Bonds	Par (000)	Value
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Eclipse Funding Trust, RB, VRDN, Series 2007-0104, Solar Eclipse (US Bank NA LOC), 0.09%, 1/06/12 (a)(b)(c)	$3,160	$3,160,000
Maryland — 1.0%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufacturers & Traders LOC), 0.17%, 1/06/12 (a)	3,845	3,845,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.25%, 1/06/12 (a)(b)(c)	2,016	2,016,000
Maryland Community Development Administration, Refunding RB, FLOATS, VRDN, Series 2997, AMT (Morgan Stanley Bank Liquidity Facility), 0.26%, 1/06/12 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN (a):
Bakery de France Facility AMT (Manufacturers & Traders LOC), 0.40%, 1/06/12	9,265	9,265,000
Garrett Community College Facility (Manufacturers & Traders LOC), 0.10%, 1/06/12	6,850	6,850,000
Linemark Printing Project AMT (Manufacturers & Traders LOC), 0.30%, 1/06/12	3,405	3,405,000
Pharmaceutics International Inc., Series A AMT (AllFirst Bank LOC), 0.25%, 1/06/12	3,890	3,890,000
		37,746,000
Massachusetts — 1.8%
City of Quincy Massachusetts, GO, BAN, 1.60%, 1/27/12	34,500	34,526,300
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Senior Series A, 0.19%, 7/30/12 (a)	3,500	3,500,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, ROCS, Series II-R-11577PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)	31,540	31,540,000
University of Massachusetts Building Authority, Refunding RB, VRDN, Senior, Series 2, 0.19%, 7/30/12 (a)	3,265	3,265,000
		72,831,300
Michigan — 4.4%
Detroit Michigan, Reset Optional Certificates Trust II-R, Refunding RB, ROCS, VRDN, Series II-R-665PB (PB Capital Corp. SBPA), (BHAC), 0.30%, 1/06/12 (a)(b)	20,485	20,485,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	4

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Holt Public Schools, GO, Refunding RB, VRDN (Landsbank Hessen-Thuringen SBPA), (Q-SBLF), 0.20%, 1/06/12 (a)	$6,925	$6,925,000
Lansing Michigan Water and Light, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series 4701 (Bank of America NA SBPA), 0.20%, 1/06/12 (a)(b)(c)	4,630	4,630,000
Michigan Finance Authority, RB, SAN, Series C-2, 2.00%, 8/20/12	40,000	40,428,143
Michigan Finance Authority, RB, VRDN, Unemployment Obligation Assessment (Citibank NA LOC), 0.24%, 1/06/12 (a)	45,000	45,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.13%, 1/06/12 (a)(b)(c)	32,045	32,045,000
Michigan State HDA, RB, VRDN, Series A, AMT, 0.09%, 1/03/12 (a)	8,415	8,415,000
Michigan State Hospital Finance Authority, RB, VRDN, Ascension Health Senior Credit, 0.19%, 7/30/12 (a)	4,000	4,000,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.19%, 7/30/12 (a)	3,700	3,700,000
Michigan Strategic Fund, RB, VRDN, Limited Obligation, Lanse Warden (Standard Charter LOC), 0.54%, 1/06/12 (a)	7,300	7,300,000
		172,928,143
Minnesota — 0.5%
Minneapolis & St. Paul Housing & Redevelopment Authority, Refunding RB, VRDN, Allina Health System, Series B-2 (JPMorgan Chase Bank LOC), 0.06%, 1/03/12 (a)	5,600	5,600,000
Minneapolis Minnesota Health Care System, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.17%, 4/03/12 (a)(b)(c)	4,200	4,200,000
State of Minnesota, GO, ROCS, VRDN, Series II-R-11538PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)	10,345	10,345,000
		20,145,000
Mississippi — 0.2%
Mississippi Business Finance Corp., RB, VRDN, Series A, 0.10%, 1/06/12 (a)	7,100	7,100,000

Municipal Bonds	Par (000)	Value
Missouri — 1.5%
City of Kansas City Missouri, RB, VRDN, Hospital Roe Bartle, Series E (Sumitomo Mitsui Bank LOC), 0.09%, 1/06/12 (a)	$3,300	$3,300,000
City of North Kansas City Missouri, Refunding RB, VRDN, North Kansas City Hospital (Bank of America NA LOC), 0.13%, 1/03/12 (a)	14,790	14,790,000
Missouri Joint Municipal Electric Utility Commission, RB, ROCS, VRDN, Series II-R-620PB (PB Capital Corp. SBPA), (BHAC),0.30%, 1/06/12 (a)(b)	12,255	12,255,000
Missouri State Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Ascension Health Senior Credit, Series C-1, Mandatory Put Bonds, 0.10%, 1/06/12	4,000	4,000,000
Drury College (Bank of America NA LOC), 0.13%, 1/03/12	18,075	18,075,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.29%, 1/06/12 (a)	6,000	6,000,000
		58,420,000
Nebraska — 1.1%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Morgan Stanley Bank Liquidity Facility), 0.16%, 1/06/12 (a)(b)(c)	16,000	16,000,000
Public Power Generation Agency, RB, ROCS, VRDN, Series II-R-11019PB (PB Capital Corp. SBPA), (BHAC), 0.30%, 1/06/12 (a)(b)	25,805	25,805,000
		41,805,000
Nevada — 1.2%
County of Clark Nevada, RB, AMT:
Junior Subordinate Lien Notes, Series A, 2.00%, 6/20/12	20,700	20,835,647
VRDN, Subordinate Lien, Series B-2, 0.11%, 1/06/12 (a)	6,800	6,800,000
VRDN, Subordinate Lien, System, Series B-1, 0.12%, 1/06/12 (a)	8,700	8,700,000
Truckee Meadows Water Authority, Refunding RB, FLOATS, VRDN, Series 51TP (Wells Fargo Bank NA SBPA), (AGM), 0.09%, 1/06/12 (a)(b)(c)	11,790	11,790,000
		48,125,647

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	5

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Hampshire — 0.8%
New Hampshire Health & Education Facilities Authority, RB, VRDN (a)(b):
Eclipse Funding Trust, Series 2007- 0018, Solar Eclipse (US Bank NA LOC), 0.09%, 1/06/12 (c)	$10,295	$10,295,000
ROCS, Series II-R-783PB (PB Capital Corp. SBPA), (BHAC), 0.30%, 1/06/12	19,935	19,935,000
		30,230,000
New Jersey — 4.2%
Borough of Butler New Jersey, GO, 1.25%, 8/24/12	7,600	7,629,932
Borough of Englewood Cliffs New Jersey, GO, Refunding RB, BAN, 1.25%, 3/30/12	7,076	7,084,481
Borough of Hopatcong New Jersey, GO, BAN, 1.25%, 8/03/12	9,400	9,433,774
Borough of Kenilworth New Jersey, GO, BAN, 1.00%, 12/14/12	4,400	4,415,020
County of Burlington Bridge Commission, RB, Solid Waste Project, 2.00%, 10/10/12	6,100	6,172,303
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program, (Wells Fargo NA LOC) 0.04%, 1/06/12 (a)	5,675	5,675,000
New Jersey EDA, RB, VRDN, Morris Museum Project, 0.05%, 1/06/12 (a)	5,670	5,670,000
New Jersey State, RB, Series C, 2.00%, 6/21/12	55,000	55,457,233
New Jersey State Health Care Facilities Financing Authority, RB, VRDN, Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.04%, 1/06/12 (a)	14,000	14,000,000
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, FLOATS, VRDN, Series 2959 (Morgan Stanley Bank Liquidity Facility), 0.21%, 1/06/12 (a)(b)(c)	11,150	11,150,000
Township of Clark New Jersey, GO, BAN, 1.25%, 3/23/12	8,145	8,154,455
Township of Fairfield New Jersey, GO, BAN, 1.25%, 2/22/12	5,377	5,379,786
Township of Livingston New Jersey, GO, BAN, 1.25%, 7/06/12	7,600	7,623,769
Township of Long Beach New Jersey, GO, BAN, 1.25%, 3/30/12	5,408	5,415,246
Township of Voorhees New Jersey, GO, BAN, Series A, 1.25%, 4/04/12	5,795	5,799,664
Township of Wayne New Jersey, GO, BAN, 1.00%, 12/21/12	4,600	4,617,817
		163,678,480

Municipal Bonds	Par (000)	Value
New Mexico — 0.2%
City of Rio Rancho New Mexico, Eclipse Funding Trust, RB, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC), 0.09%, 1/06/12 (a)(c)	$10,000	$10,000,000
New York — 10.4%
City of New York, New York, City Water, RB, TECP, 0.17%, 2/29/12	20,000	20,000,000
City of New York, New York, GO, VRDN (a):
Series F-4, 0.17%, 1/06/12	9,700	9,700,000
Sub-Series F-3, 0.08%, 1/06/12	7,000	7,000,000
Sub-Series I-4 (Bank of New York Mellon LOC), 0.07%, 1/06/12	6,800	6,800,000
County of Erie New York Fiscal Stability Authority, BAN, Series A, 1.50%, 7/31/12	13,000	13,087,368
County of Putnam New York, GO, TAN, 1.50%, 10/29/12	7,845	7,920,391
County of Ulster New York, GO, BAN, 1.25%, 6/08/12	7,500	7,527,923
Hicksville New York Union Free School District, GO, 1.25%, 6/26/12	3,000	3,012,451
Honeoye Falls-Lima New York Central School District, GO, BAN, 1.25%, 9/27/12	7,900	7,946,754
Long Island Power Authority, RB, TECP (JPMorgan Chase Bank LOC), 0.11%, 1/10/12	5,600	5,600,000
Metropolitan Transportation Authority (Barclays Bank LOC), 0.14%, 2/01/12 (a)	7,000	7,000,000
Metropolitan Transportation Authority, RB, VRDN, Series A-1 (Morgan Stanley Bank Liquidity Facility), 0.08%, 1/06/12 (a)	4,870	4,870,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-2, TRAN, 0.05%, 1/06/12 (a)	20,675	20,675,000
New York City Housing Development Corp., RB, Series H-2, 0.30%, 6/29/12	8,280	8,280,000
New York City Housing Development Corp., RB, VRDN:
Series A AMT (Fannie Mae), 0.09%, 1/06/12 (a)	11,600	11,600,000
Series J-1, 0.35%, 9/17/12	25,545	25,545,000
New York City Housing Development Corp., Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen- Thuringen LOC), 0.38%, 1/06/12 (a)	4,000	4,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a):
2nd General Resolution, Series DD- 1 (Toronto Dominion Bank SBPA), 0.04%, 1/03/12	2,025	2,025,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	6

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a) (concluded):
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.10%, 1/06/12 (b)(c)	$6,900	$6,900,000
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series C (Bayerische Landesbank SBPA), 0.07%, 1/03/12	2,300	2,300,000
Future Tax Secured, Series G-5 (Barclays Bank Plc SBPA), 0.06%, 1/03/12	47,100	47,100,000
New York City Recovery, Series 3, Sub-Series 3E (Landesbank Baden-Wurttemburg SBPA), 0.11%, 1/03/12	1,030	1,030,000
New York City Recovery, Series 3, Sub-Series 3G (Landsbank Baden- Wurttemburg SBPA), 0.06%, 1/06/12	12,610	12,610,000
New York City Trust for Cultural Resources, Refunding RB, VRDN (Bank of America NA LOC) (a):
American Museum of Natural History, Series A-1, 0.08%, 1/03/12	12,895	12,895,000
Lincoln Center Series A-1, 0.08%, 1/03/12	2,900	2,900,000
New York Mortgage Agency, RB, VRDN, Series 159 (Bank of America NA SBPA), 0.11%, 1/06/12 (a)	4,700	4,700,000
New York State Dormitory Authority, Refunding RB, VRDN, Cornell University, Series B (JPMorgan Chase Bank SBPA), 0.09%, 1/06/12 (a)	4,740	4,740,000
New York State HFA, RB, VRDN (a):
Housing, 160 West 62nd Street, Series A-1, (Wells Fargo Bank NA LOC), 0.07%, 1/06/12	15,595	15,595,000
Series A (JPMorgan Chase Bank LOC), 0.06%, 1/06/12	7,600	7,600,000
New York State HFA, Refunding RB, VRDN, 505 West 37th Street, Series B (Landesbank Hessen-Thuringen LOC), 0.04%, 1/06/12 (a)	14,400	14,400,000
New York State Thruway Authority, BAN, Series A, 2.00%, 7/13/12	31,900	32,179,326
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3192, AMT (JPMorgan Chase Bank SBPA), 0.16%, 1/06/12 (a)(b)(c)	25,325	25,325,000
Town of Webster New York, GO, 1.25%, 10/04/12	2,210	2,221,724

Municipal Bonds	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN (a):
General, Sub-Series B-4 (Landesbank Baden-Wurttemberg SBPA), 0.24%, 1/06/12	$5,950	$5,950,000
Metropolitan Transit Authority Bridge and Tunnels, Series AB (JPMorgan Chase Bank SBPA), (AGM), 0.09%, 1/06/12	9,695	9,695,000
Wantagh Union Free School District, GO, TAN, 1.00%, 6/22/12	5,000	5,013,812
Yonkers Industrial Development Agency, RB, VRDN (JPMorgan Chase Bank LOC), 0.10%, 1/06/12 (a)	22,075	22,075,000
		407,819,749
North Carolina — 4.0%
Charlotte Housing Authority North Carolina, RB, VRDN (Wachovia Bank NA LOC) (a):
One Park Project, 0.10%, 1/06/12	5,000	5,000,000
Stonehaven East Project, 0.10%, 1/06/12	8,850	8,850,000
City of Greensboro North Carolina, GO, BAN, 1.00%, 2/28/12	3,400	3,403,872
City of Raleigh North Carolina, VRDN (a):
COP, Downtown, Series A, 0.06%, 1/06/12	21,500	21,500,000
COP, Downtown, Series B (RBC Bank USA SBPA), 0.25%, 1/06/12	7,900	7,900,000
Refunding RB, 0.20%, 1/06/12	3,180	3,180,000
County of Mecklenburg, VRDN (a):
COP, (Branch Banking & Trust SBPA), 0.12%, 1/06/12	290	290,000
GO, Refunding, 7 Month Windows, Series D, 0.20%, 7/30/12	5,800	5,800,000
County of Wake North Carolina, GO, VRDN (a):
School, Series B, 0.06%, 1/06/12	23,800	23,800,000
Series A (RBC Bank USA SBPA), 0.25%, 1/06/12	43,650	43,650,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.15%, 1/06/12 (a)	16,600	16,600,000
North Carolina Educational Facilities Finance Agency, RB, VRDN, Duke University Project, Series A, 0.02%, 1/06/12 (a)	2,000	2,000,000
North Carolina HFA, RB, VRDN, Series B12, AMT (Wells Fargo Bank NA SBPA), 0.16%, 1/06/12 (a)(b)(c)	6,250	6,250,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	7

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina State University at Raleigh, Refunding RB, VRDN, Series B, 0.07%, 1/06/12 (a)	$500	$500,000
Raleigh North Carolina Combined Enterprise, Reset Optional Certificates Trust II-R, RB, ROCS, VRDN, Series II- R-645 (Citibank NA SBPA), 0.10%, 1/06/12 (a)(b)	5,400	5,400,000
State of North Carolina, GO, VRDN, Public Improvement, Series F (Landesbank Hessen-Thuringen SBPA), 0.13%, 1/06/12 (a)	2,300	2,300,000
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec Industries, Inc. Project, AMT (Branch Banking & Trust LOC), 0.19%, 1/06/12 (a)	1,700	1,700,000
		158,123,872
Ohio — 0.6%
City of Avon Ohio, GO, BAN, Series A, 1.00%, 7/03/12	4,300	4,312,613
City of Lebanon Ohio, GO, BAN, Water System Improvement, 1.15%, 3/30/12	5,500	5,506,116
City of Marysville Ohio, GO, Wastewater Treatment, 1.13%, 5/31/12	7,200	7,214,215
Franklin County Ohio, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 21-B (Barclays Bank PLC SBPA), 0.09%, 1/06/12 (a)(b)(c)	2,320	2,320,000
Franklin County Ohio, Ohio Health, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA SBPA), 0.11%, 1/06/12 (a)(b)(c)	3,405	3,405,000
		22,757,944
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, VRDN, Conoco Project, Series B, AMT, 0.12%, 1/06/12 (a)	2,500	2,500,000
Oregon — 0.3%
Port of Portland, RB, VRDN, Portland International Airport, Series 18-A (US Bank NA LOC), 0.07%, 1/06/12 (a)	7,645	7,645,000
State of Oregon, GO, VRDN, Veterans Welfare, Series 84 (Bank of Tokyo- Mitsubishi SBPA), 0.07%, 1/06/12 (a)	5,350	5,350,000
		12,995,000
Pennsylvania — 1.6%
Allegheny County Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-16 (Royal Bank of Canada LOC), 0.10%, 1/06/12 (a)(b)(c)	12,615	12,615,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
City of Philadelphia Pennsylvania Gas Works Revenue, RB, VRDN, 8th Series B (Wells Fargo Bank NA LOC), 0.06%, 1/06/12 (a)	$5,260	$5,260,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.13%, 1/06/12 (a)(b)(c)	12,500	12,500,000
County of Luzerne Pennsylvania, GO, VRDN, Series A (JPMorgan Bank SBPA), (AGM), 0.10%, 1/06/12 (a)	7,795	7,795,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.09%, 1/06/12 (a)	2,395	2,395,000
Pennsylvania HFA, RB, VRDN (a):
S/F Mortgage Revenue, Series 81-C (Royal Bank of Canada SBPA), AMT, 0.08%, 1/06/12	10,235	10,235,000
Series 82-B, 0.08%, 1/06/12	9,565	9,565,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders LOC), 0.17%, 1/06/12 (a)	3,610	3,610,000
		63,975,000
Puerto Rico — 0.4%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (JP Morgan Chase Bank SBPA), (AGM), 0.07%, 1/06/12 (a)	15,200	15,200,000
Rhode Island — 0.7%
Narragansett Bay Commission, RB, ROCS, VRDN, Series II-R-780PB (PB Capital Corp. SBPA), (BHAC), 0.30%, 1/06/12 (a)(b)	17,365	17,365,000
State of Rhode Island & Providence Plantations, GO, TRAN, Series R-1, 2.00%, 6/29/12	10,000	10,084,341
		27,449,341
South Carolina — 1.2%
City of Spartanburg South Carolina, RB, ROCS, VRDN, Series II-R-11020PB (PB Capital Corp. SBPA), (AGM), 0.30%, 1/06/12 (a)(c)	13,295	13,295,000
Greenville Hospital System Board, Refunding RB, VRDN, Series C (Bank of America NA LOC), 0.12%, 1/06/12 (a)	4,500	4,500,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax- Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.10%, 1/06/12 (a)	11,500	11,500,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	8

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
Spartanburg County Regional Health Services District, Refunding RB, VRDN, Series C (Bank of America NA SBPA), (AGC), 0.16%, 1/06/12 (a)	$18,105	$18,105,000
		47,400,000
Tennessee — 6.2%
Clarksville Public Building Authority Tennessee, RB, VRDN, Pooled Financing, Tennessee Municipal Bond Fund (Bank of America LOC), 0.23%, 1/06/12 (a)	35,040	35,040,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B (Landesbank Hessen-Thuringen SBPA), 0.25%, 1/06/12 (a)	55,970	55,970,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, FLOATS, VRDN (Morgan Stanley Bank Liquidity Facility), Series 3013, 0.16%, 1/06/12 (a)(b)(c)	10,000	10,000,000
Metropolitan Government of Nashville & Davidson County IDB, RB, VRDN, Nashville Symphony Hall Project (Bank of America NA LOC), 0.13%, 1/06/12 (a)	11,868	11,868,000
Montgomery County Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.28%, 1/06/12 (a)	1,235	1,235,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN, Methodist Le Bonheur (US Bank NA SBPA), (AGC), (a):
Series A, 0.10%, 1/06/12	105,000	105,000,000
Series B, 0.10%, 1/06/12	25,000	25,000,000
		244,113,000
Texas — 13.0%
Brazos Harbor Industrial Development Corp., RB, VRDN (a):
BASF Project, 0.29%, 1/06/12	75,000	75,000,000
ConocoPhillips Co. Project, AMT, 0.12%, 1/06/12	10,500	10,500,000
City of Austin Texas, Refunding RB, VRDN (a):
(Bank of Tokyo & Sumitomo Mitsui LOC) 0.07%, 1/06/12	8,640	8,640,000
Sub-Series 1 (JPMorgan Chase Bank SPBA), (AGM), 0.13%, 1/06/12	12,800	12,800,000
Sub-Series 2 (JPMorgan Chase Bank SPBA), (AGM), 0.13%, 1/06/12	15,435	15,435,000

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Austin Texas, Refunding RB, VRDN (a) (concluded):
Sub-Series 4 (JPMorgan Chase Bank SPBA), (AGM), 0.11%, 1/06/12	$13,300	$13,300,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DBE-533 (Deutsche Bank AG LOC, Deutsche Bank AG SBPA), 0.26%, 1/06/12 (a)(b)(c)	1,750	1,750,000
City of Midland Texas, GO, ROCS, VRDN, Series II-R-810PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)	10,630	10,630,000
County of Harris Texas, Clipper Tax- Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.13%, 1/06/12 (a)(b)(c)	10,000	10,000,000
County of Harris Texas, GO, ROCS, VRDN, Series II-R10360 (Citibank NA SBPA), 0.07%, 1/05/12 (a)(b)(c)	7,175	7,175,000
Cypress-Fairbanks ISD, GO, FLOATS, VRDN, Series 86TP (Wells Fargo Bank NA SBPA), 0.09%, 1/06/12 (a)(c)	2,555	2,555,000
Dallas ISD, GO, Refunding (PSF-GTD Insurance), 5.25%, 2/15/12 (d)	4,110	4,134,663
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.10%, 1/06/12 (a)	2,500	2,500,000
Dickinson Texas Independent School District, GO, Schoolhouse, Series A (JPMorgan SBPA) (PSF-GTD), 0.50%, 2/01/12 (a)	2,100	2,100,000
Gulf Coast Waste Disposal Authority, RB, VRDN, Air Products Project, AMT, 0.06%, 1/06/12 (a)	17,200	17,200,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Texas Medical Center, Sub- Series B-1 (JPMorgan Chase Bank NA LOC), 0.06%, 1/03/12 (a)	6,500	6,500,000
Harris County Health Facilities Development Corp., RB, VRDN (a):
Baylor College of Medicine, Series B (JPMorgan Chase Bank LOC), 0.06%, 1/03/12	18,580	18,580,000
Children’s Hospital, Series 2 (Bank of Nova Scotia SBPA), 0.09%, 1/03/12	7,700	7,700,000
Children’s Hospital, Series 3 (Bank of Nova Scotia SBPA), 0.09%, 1/03/12	67,245	67,245,000
Katy ISD Texas, GO, VRDN, School Building (Bank of America NA SBPA), (PSF-GTD), 0.12%, 1/06/12 (a)	5,200	5,200,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	9

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Municipal Water District, RB, ROCS, VRDN, Series II-R-593PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)	$8,400	$8,400,000
North Texas Tollway Authority, Refunding RB, VRDN (a)(b):
Deutsche Bank SPEARS/LIFERS Trust, SPEARS, Series DB-626 (Deutsche Bank AG SBPA), (AGC), 0.26%, 1/06/12 (c)	11,487	11,487,000
FLOATS, First Tier, Series A (Morgan Stanley Bank LOC), 0.11%, 1/06/12	4,600	4,600,000
Port Arthur Navigation District Texas, RB, VRDN, Air Products & Chemicals Project, AMT, 0.14%, 1/06/12 (a)	10,000	10,000,000
Port Freeport, RB, VRDN, BASF Corp. Project, 0.25%, 1/06/12 (a)	34,200	34,200,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.14%, 1/06/12 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, Refunding RB, VRDN, Motiva Enterprises Project, AMT, 0.17%, 1/06/12 (a)	17,335	17,335,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009 (JPMorgan Chase Bank SBPA), (PSF-GTD), 0.12%, 1/06/12 (a)(b)(c)	5,160	5,160,000
Socorro ISD Texas, GO, ROCS, VRDN, Series II-R-11540PB (PB Capital Corp. SBPA), (PSF-GTD), 0.30%, 1/06/12 (a)(b)(c)	12,630	12,630,000
State of Texas, GO, VRDN, 0.14%, 1/06/12 (a)	3,520	3,520,000
State of Texas, TECP, Series B:
0.20%, 2/21/12	9,000	9,000,000
0.21%, 3/07/12	9,600	9,600,000
Tarrant County Cultural Education Facilities Finance Corp., RB, VRDN (a):
(JPMorgan Chase Bank LOC), 0.07%, 1/06/12	4,500	4,500,000
(Northern Trust Co. LOC), 0.07%, 1/06/12	1,600	1,600,000
FLOATS, Series 2973 (Morgan Stanley Bank Liquidity Facility), 0.16%, 1/06/12 (c)	36,000	36,000,000
FLOATS, Series 2974 (Morgan Stanley Bank Liquidity Facility), 0.16%, 1/06/12 (c)	12,000	12,000,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Facility), 0.11%, 1/06/12 (a)(b)(c)	3,380	3,380,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas State University System, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 79C (Wells Fargo Bank NA Liquidity Facility), 0.11%, 1/06/12 (a)(b)(c)	$4,700	$4,700,000
		509,706,663
Utah — 0.1%
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Bank Liquidity Facility), 0.16%, 1/06/12 (a)(b)(c)	6,000	6,000,000
Virginia — 2.2%
Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (First National Bank of MD LOC), 0.17%, 1/06/12 (a)	1,300	1,300,000
Arlington County IDA, RB, VRDN, Woodbury Park Project, Series A (Freddie Mac), 0.10%, 1/06/12 (a)	3,500	3,500,000
County of Henrico Virginia, RB, ROCS, VRDN, Series II-R-753PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)(c)	4,640	4,640,000
Fairfax County IDA, RB, VRDN (a):
HealthCare, Inova Health, 0.22%, 7/30/12	3,000	3,000,000
Inova Health System Project, Series C-1, 0.06%, 1/03/12	3,050	3,050,000
Montgomery County IDA Virginia, Refunding RB, VRDN, Virginia Tech Foundation (Bank of America NA LOC), 0.08%, 1/03/12 (a)	5,675	5,675,000
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System (Wells Fargo Bank NA SBPA) (AGM), (a):
Series A-1, 0.05%, 1/03/12	8,800	8,800,000
Series A-2, 0.05%, 1/03/12	13,800	13,800,000
Virginia College Building Authority, RB, VRDN (a):
Series B, 21st Century College (Wells Fargo Bank NA SBPA), 0.05%, 1/03/12	8,500	8,500,000
Series C, 21st Century College (Wells Fargo Bank NA SBPA), 0.05%, 1/03/12	7,910	7,910,000
University of Richmond Project, 0.05%, 1/03/12	655	655,000
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank PLC Liquidity Facility), 0.16%, 1/06/12 (a)(b)(c)	1,335	1,335,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	10

Schedule of Investments (continued)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Commonwealth Transportation Board, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-38 (State Street Bank & Trust Co. SBPA), 0.10%, 1/06/12 (a)(b)(c)	$12,160	$12,160,000
Virginia HDA, RB, MERLOTS, VRDN AMT (Wells Fargo Bank NA SBPA) (a):
Series B-19, 0.16%, 1/06/12	3,000	3,000,000
Series C-42, 0.16%, 1/06/12	2,880	2,880,000
Virginia Resources Authority, Refunding RB, FLOATS, VRDN, Series 1860 (Wells Fargo Bank NA SBPA), 0.09%, 1/06/12 (a)(b)	4,715	4,715,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminster-Canterbury, Series B (Branch Banking & Trust LOC), 0.12%, 1/06/12 (a)	470	470,000
		85,390,000
Washington — 4.3%
City of Seattle Washington, RB, FLOATS, VRDN, Series 2170 (Wells Fargo Bank NA SBPA), (AGM), 0.09%, 1/06/12 (a)(b)	2,530	2,530,000
County of King Washington, GO, Sewer, TECP:
0.45%, 1/06/12	72,630	72,630,000
0.45%, 1/10/12	4,125	4,125,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2-C (Wells Fargo Bank NA Liquidity Facility), 0.11%, 1/06/12 (a)(b)(c)	13,985	13,985,000
State of Washington, GO, ROCS, VRDN, Series II-R-11308 (Citibank NA SBPA), 0.10%, 1/06/12 (a)(b)(c)	2,930	2,930,000
Tulalip Washington Tribes of the Tulalip Reservation, RB, VRDN, Capital Projects (Wells Fargo Bank LA LOC), 0.10%, 1/06/12 (a)	13,000	13,000,000
Washington Health Care Facilities Authority, RB, VRDN, Multicare Health System, Series D (Barclays Bank Plc LOC), 0.05%, 1/03/12 (a)	2,000	2,000,000
Washington Health Care Facilities Authority, VRDN (a):
(Bank of America NA LOC) 0.09%, 1/03/12	5,750	5,750,000
(JPMorgan LOC) 0.10%, 1/06/12	5,475	5,475,000
Washington State Housing Finance Commission, RB, VRDN, Series A AMT (Freddie Mac Liquidity Facility) (Freddie Mac), (a):
Heatherwood, 0.20%, 1/06/12	10,625	10,625,000
Mill Pointe, 0.20%, 1/06/12	9,225	9,225,000
Springfield, 0.20%, 1/06/12	11,050	11,050,000

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington State University, RB, ROCS, VRDN, Series II-R-595PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)(b)	$16,080	$16,080,000
		169,405,000
West Virginia — 0.2%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Banking LOC), 0.09%, 1/06/12 (a)	5,800	5,800,000
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank LOC), 0.11%, 1/06/12 (a)	4,300	4,300,000
		10,100,000
Wisconsin — 6.1%
Oconomowoc Area School District, RB, TRAN:
1.25%, 1/25/12	5,470	5,473,486
1.50%, 8/27/12	4,475	4,505,842
Racine Unified School District, RB, TRAN, 1.00%, 2/03/12	13,400	13,409,427
State of Wisconsin, ECN, Petroleum Inspection Fee, TECP:
0.22%, 2/06/12	9,150	9,150,000
0.22%, 2/15/12	15,000	15,000,000
State of Wisconsin, ECN, TECP, GO:
0.21%, 1/18/12	26,000	26,000,000
0.24%, 2/01/12	10,000	10,000,000
0.23%, 3/06/12	15,146	15,146,000
0.22%, 3/07/12	20,374	20,374,000
0.22%, 3/07/12	47,248	47,248,000
0.21%, 3/15/12	11,320	11,320,000
0.21%, 3/19/12	28,100	28,100,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project AMT (Wachovia Bank NA LOC), 0.23%, 1/06/12 (a)	4,000	4,000,000
Wisconsin Health and Educational Facilities, TECP (JPMorgan SBPA):
0.16%, 1/04/12	20,000	20,000,000
0.16%, 1/04/12	10,000	10,000,000
		239,726,755
Wyoming — 0.3%
County of Lincoln Wyoming, RB, VRDN, PacifiCorp Project (Wells Fargo Bank NA LOC), 0.09%, 1/06/12 (a)	11,250	11,250,000
Total Municipal Bonds – 99.5%		3,905,569,495

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	11

Schedule of Investments (concluded)	Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $3,905,569,495*) - 99.5%	$3,905,569,495
Other Assets Less Liabilities – 0.5%	18,829,969
Net Assets – 100.0%	$3,924,399,464

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
ECN	Extendible Commercial Note
EDA	Economic Development Authority
EDC	Economic Development Corp.
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
PSF-GTD	Permanent School Fund Guaranteed
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreements

Portfolio Abbreviations (concluded)

SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Municipal Bonds[1]	—	$3,905,569,495	—	$3,905,569,495

[1] See above Schedule of Investments for values in each state or political subdivision.

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2011	12

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 24, 2012